Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000014207 | Microsoft Corp.FR_TSR_Top10_FZ1
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014207 | Apple Inc.FR_TSR_Top10_FZ2
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014207 | NVIDIA Corp.FR_TSR_Top10_FZ3
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014207 | Alphabet, Inc., Class CFR_TSR_Top10_FZ92
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014207 | Amazon.com, Inc.FR_TSR_Top10_FZ5
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014207 | Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBAFR_TSR_Top10_FZ6
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014207 | Meta Platforms, Inc., Class AFR_TSR_Top10_FZ7
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014207 | Broadcom, Inc.FR_TSR_Top10_FZ8
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014207 | Eli Lilly & Co.FR_TSR_Top10_FZ9
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014207 | AbbVie, Inc.FR_TSR_Top10_FZ10
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014207 | FR_TSR_AT_P4Z5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014207 | FR_TSR_AT_P4Z6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014207 | FR_TSR_AT_P4Z2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014207 | FR_TSR_AT_P4Z10
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014207 | FR_TSR_AT_P4Z3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014207 | FR_TSR_AT_P4Z1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014207 | FR_TSR_AT_P4Z7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014207 | FR_TSR_AT_P4Z8
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014207 | FR_TSR_AT_P4Z4
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000014207 | FR_TSR_AT_P4Z9
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000014209 | Microsoft Corp.FR_TSR_Top10_FZ1
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014209 | Apple Inc.FR_TSR_Top10_FZ2
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014209 | NVIDIA Corp.FR_TSR_Top10_FZ3
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014209 | Alphabet, Inc., Class CFR_TSR_Top10_FZ92
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014209 | Amazon.com, Inc.FR_TSR_Top10_FZ5
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014209 | Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBAFR_TSR_Top10_FZ6
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014209 | Meta Platforms, Inc., Class AFR_TSR_Top10_FZ7
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014209 | Broadcom, Inc.FR_TSR_Top10_FZ8
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014209 | Eli Lilly & Co.FR_TSR_Top10_FZ9
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014209 | AbbVie, Inc.FR_TSR_Top10_FZ10
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014209 | FR_TSR_AT_P4Z5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014209 | FR_TSR_AT_P4Z6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014209 | FR_TSR_AT_P4Z2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014209 | FR_TSR_AT_P4Z10
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014209 | FR_TSR_AT_P4Z3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014209 | FR_TSR_AT_P4Z1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014209 | FR_TSR_AT_P4Z7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014209 | FR_TSR_AT_P4Z8
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014209 | FR_TSR_AT_P4Z4
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000014209 | FR_TSR_AT_P4Z9
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000120937 | Microsoft Corp.FR_TSR_Top10_FZ1
Holdings [Line Items]
Percent of Total Investments	5.20%
C000120937 | Apple Inc.FR_TSR_Top10_FZ2
Holdings [Line Items]
Percent of Total Investments	4.40%
C000120937 | NVIDIA Corp.FR_TSR_Top10_FZ3
Holdings [Line Items]
Percent of Total Investments	4.40%
C000120937 | Alphabet, Inc., Class CFR_TSR_Top10_FZ92
Holdings [Line Items]
Percent of Total Investments	3.00%
C000120937 | Amazon.com, Inc.FR_TSR_Top10_FZ5
Holdings [Line Items]
Percent of Total Investments	2.90%
C000120937 | Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBAFR_TSR_Top10_FZ6
Holdings [Line Items]
Percent of Total Investments	2.50%
C000120937 | Meta Platforms, Inc., Class AFR_TSR_Top10_FZ7
Holdings [Line Items]
Percent of Total Investments	1.80%
C000120937 | Broadcom, Inc.FR_TSR_Top10_FZ8
Holdings [Line Items]
Percent of Total Investments	1.60%
C000120937 | Eli Lilly & Co.FR_TSR_Top10_FZ9
Holdings [Line Items]
Percent of Total Investments	1.50%
C000120937 | AbbVie, Inc.FR_TSR_Top10_FZ10
Holdings [Line Items]
Percent of Total Investments	1.50%
C000120937 | FR_TSR_AT_P4Z5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000120937 | FR_TSR_AT_P4Z6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000120937 | FR_TSR_AT_P4Z2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000120937 | FR_TSR_AT_P4Z10
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120937 | FR_TSR_AT_P4Z3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120937 | FR_TSR_AT_P4Z1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120937 | FR_TSR_AT_P4Z7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000120937 | FR_TSR_AT_P4Z8
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000120937 | FR_TSR_AT_P4Z4
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000120937 | FR_TSR_AT_P4Z9
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000171358 | Microsoft Corp.FR_TSR_Top10_FZ1
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171358 | Apple Inc.FR_TSR_Top10_FZ2
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171358 | NVIDIA Corp.FR_TSR_Top10_FZ3
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171358 | Alphabet, Inc., Class CFR_TSR_Top10_FZ92
Holdings [Line Items]
Percent of Total Investments	3.00%
C000171358 | Amazon.com, Inc.FR_TSR_Top10_FZ5
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171358 | Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBAFR_TSR_Top10_FZ6
Holdings [Line Items]
Percent of Total Investments	2.50%
C000171358 | Meta Platforms, Inc., Class AFR_TSR_Top10_FZ7
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171358 | Broadcom, Inc.FR_TSR_Top10_FZ8
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171358 | Eli Lilly & Co.FR_TSR_Top10_FZ9
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171358 | AbbVie, Inc.FR_TSR_Top10_FZ10
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171358 | FR_TSR_AT_P4Z5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171358 | FR_TSR_AT_P4Z6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171358 | FR_TSR_AT_P4Z2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171358 | FR_TSR_AT_P4Z10
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171358 | FR_TSR_AT_P4Z3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171358 | FR_TSR_AT_P4Z1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171358 | FR_TSR_AT_P4Z7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171358 | FR_TSR_AT_P4Z8
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171358 | FR_TSR_AT_P4Z4
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171358 | FR_TSR_AT_P4Z9
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000171359 | Microsoft Corp.FR_TSR_Top10_FZ1
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171359 | Apple Inc.FR_TSR_Top10_FZ2
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171359 | NVIDIA Corp.FR_TSR_Top10_FZ3
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171359 | Alphabet, Inc., Class CFR_TSR_Top10_FZ92
Holdings [Line Items]
Percent of Total Investments	3.00%
C000171359 | Amazon.com, Inc.FR_TSR_Top10_FZ5
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171359 | Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBAFR_TSR_Top10_FZ6
Holdings [Line Items]
Percent of Total Investments	2.50%
C000171359 | Meta Platforms, Inc., Class AFR_TSR_Top10_FZ7
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171359 | Broadcom, Inc.FR_TSR_Top10_FZ8
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171359 | Eli Lilly & Co.FR_TSR_Top10_FZ9
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171359 | AbbVie, Inc.FR_TSR_Top10_FZ10
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171359 | FR_TSR_AT_P4Z5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171359 | FR_TSR_AT_P4Z6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171359 | FR_TSR_AT_P4Z2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171359 | FR_TSR_AT_P4Z10
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171359 | FR_TSR_AT_P4Z3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171359 | FR_TSR_AT_P4Z1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171359 | FR_TSR_AT_P4Z7
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171359 | FR_TSR_AT_P4Z8
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171359 | FR_TSR_AT_P4Z4
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171359 | FR_TSR_AT_P4Z9
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000075110 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	(11.60%)
C000075110 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.20%
C000075110 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	0.10%
C000075110 | B
Holdings [Line Items]
Percent of Total Investments	0.90%
C000075110 | BB
Holdings [Line Items]
Percent of Total Investments	1.00%
C000075110 | BBB
Holdings [Line Items]
Percent of Total Investments	21.80%
C000075110 | A
Holdings [Line Items]
Percent of Total Investments	17.20%
C000075110 | AA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000075110 | AAA
Holdings [Line Items]
Percent of Total Investments	62.10%
C000075110 | Taxable Municipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033565 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	(11.60%)
C000033565 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.20%
C000033565 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033565 | B
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033565 | BB
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033565 | BBB
Holdings [Line Items]
Percent of Total Investments	21.80%
C000033565 | A
Holdings [Line Items]
Percent of Total Investments	17.20%
C000033565 | AA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000033565 | AAA
Holdings [Line Items]
Percent of Total Investments	62.10%
C000033565 | Taxable Municipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014213 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000014213 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014213 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014213 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014213 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014213 | FR_460146103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014213 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014213 | FR_89832Q109
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014213 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014213 | FR_512807108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014213 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014213 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014213 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014213 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014213 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014213 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014213 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014213 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014213 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000014213 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000014213 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000014213 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000014215 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000014215 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014215 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014215 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014215 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014215 | FR_460146103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014215 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014215 | FR_89832Q109
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014215 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014215 | FR_512807108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014215 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014215 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014215 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014215 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014215 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014215 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014215 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000014215 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000014215 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000014215 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000014216 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000014216 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014216 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014216 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014216 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014216 | FR_460146103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014216 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014216 | FR_89832Q109
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014216 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014216 | FR_512807108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014216 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014216 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014216 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014216 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014216 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014216 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014216 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014216 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014216 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000014216 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000014216 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000014216 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000014219 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	8.20%
C000014219 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014219 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014219 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014219 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014219 | FR_BD2N0P904
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014219 | FR_609962907
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014219 | FR_658248901
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014219 | FR_BDDRN3907
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014219 | FR_ACI1VLX06
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014219 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014219 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014219 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000014219 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014219 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014219 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014219 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014219 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014219 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014219 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000014219 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000014219 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034727 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	8.20%
C000034727 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	5.50%
C000034727 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	4.40%
C000034727 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034727 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	4.10%
C000034727 | FR_BD2N0P904
Holdings [Line Items]
Percent of Total Investments	3.40%
C000034727 | FR_609962907
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034727 | FR_658248901
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034727 | FR_BDDRN3907
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034727 | FR_ACI1VLX06
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034727 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034727 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034727 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000034727 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034727 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034727 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034727 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034727 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034727 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034727 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034727 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000034727 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000081648 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	8.20%
C000081648 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	5.50%
C000081648 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081648 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.30%
C000081648 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	4.10%
C000081648 | FR_BD2N0P904
Holdings [Line Items]
Percent of Total Investments	3.40%
C000081648 | FR_609962907
Holdings [Line Items]
Percent of Total Investments	3.30%
C000081648 | FR_658248901
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081648 | FR_BDDRN3907
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081648 | FR_ACI1VLX06
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081648 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081648 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081648 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000081648 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081648 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000081648 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081648 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000081648 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081648 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081648 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000081648 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000081648 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014223 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.90%
C000014223 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	12.20%
C000014223 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014223 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014223 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014223 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014223 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014223 | FR_00724F101
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014223 | FR_461202103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014223 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014223 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014223 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014223 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000014223 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000014223 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014223 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000014223 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014223 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014223 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000014225 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.90%
C000014225 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	12.20%
C000014225 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014225 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014225 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014225 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014225 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014225 | FR_00724F101
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014225 | FR_461202103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014225 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014225 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014225 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014225 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000014225 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000014225 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014225 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000014225 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014225 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014225 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000048018 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.90%
C000048018 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	12.20%
C000048018 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.00%
C000048018 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
C000048018 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.80%
C000048018 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000048018 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000048018 | FR_00724F101
Holdings [Line Items]
Percent of Total Investments	3.00%
C000048018 | FR_461202103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000048018 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000048018 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048018 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000048018 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000048018 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000048018 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000048018 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000048018 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048018 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000048018 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000080478 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.90%
C000080478 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	12.20%
C000080478 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.00%
C000080478 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.10%
C000080478 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.80%
C000080478 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000080478 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000080478 | FR_00724F101
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080478 | FR_461202103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080478 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080478 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080478 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080478 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000080478 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080478 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000080478 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080478 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080478 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000080478 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000014226 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014226 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014226 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014226 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014226 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014226 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014226 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014226 | FR_418056107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014226 | FR_59522J103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014226 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014226 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014226 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014226 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014226 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014226 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014226 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014226 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000014226 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000014226 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014226 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000014226 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000014226 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000014228 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014228 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014228 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014228 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014228 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014228 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014228 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014228 | FR_418056107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014228 | FR_59522J103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014228 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014228 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014228 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014228 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014228 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014228 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014228 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014228 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000014228 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000014228 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014228 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000014228 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000014228 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000014230 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014230 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014230 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014230 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014230 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014230 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014230 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014230 | FR_418056107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014230 | FR_59522J103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014230 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014230 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014230 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014230 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014230 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014230 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014230 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014230 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000014230 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000014230 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014230 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000014230 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000014230 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000014229 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014229 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014229 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014229 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014229 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014229 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014229 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014229 | FR_418056107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014229 | FR_59522J103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014229 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014229 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014229 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014229 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014229 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014229 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014229 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014229 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000014229 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000014229 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014229 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000014229 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000014229 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000142453 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000142453 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.50%
C000142453 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142453 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142453 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142453 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	2.80%
C000142453 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000142453 | FR_418056107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142453 | FR_59522J103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142453 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000142453 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142453 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142453 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142453 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142453 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142453 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142453 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142453 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000142453 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000142453 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142453 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000142453 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000014231 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014231 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014231 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014231 | FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014231 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014231 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014231 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014231 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014231 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014231 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014231 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014231 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000014231 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000014231 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014231 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014231 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014231 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000014231 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014231 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000014231 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014233 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014233 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014233 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014233 | FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014233 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014233 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014233 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014233 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014233 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014233 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014233 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014233 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000014233 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000014233 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014233 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014233 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014233 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000014233 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000014233 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000014233 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000070580 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070580 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.90%
C000070580 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000070580 | FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000070580 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070580 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070580 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070580 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070580 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070580 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000070580 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000070580 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000070580 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000070580 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000070580 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000070580 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070580 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000070580 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000070580 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000070580 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000080479 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080479 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.90%
C000080479 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000080479 | FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000080479 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000080479 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080479 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080479 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080479 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000080479 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000080479 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080479 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000080479 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000080479 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080479 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000080479 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080479 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000080479 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000080479 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000080479 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%